Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 948,503	¥ 209,430